Commitments and Contingencies (Details) - 890 5TH AVENUE PARTNERS, INC. - USD ($) $ / shares in Units, $ in Millions	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments And Contingencies [Line Items]
Underwriting discount per unit		$ 0.20
Percentage of marketing fee payable to the underwriters		3.50%
Aggregate underwriter fee payable		$ 10.1
Underwriting fees		$ 5.8
IPO
Commitments And Contingencies [Line Items]
Underwriting discount per unit	$ 0.20
Aggregate underwriter discount	$ 5.8
Percentage of marketing fee payable to the underwriters	3.50%
Aggregate underwriter fee payable	$ 10.1